INCOME TAXES (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Loss before income taxes		$ (27,133)	$ (144,324)	$ (119,089)	$ (154,023)
Income tax expense (2)	[1]	$ 5,006	$ 19,725	$ 11,673	$ 19,539
Effective tax rate		(18.40%)	(13.70%)	(9.80%)	(12.70%)

[1]	Amounts for the three and six months ended June 30, 2022 include certain adjustments for the second quarter of 2022 relating to deferred tax assets and warrant liability, which were not originally recorded as of and for the three and six months ended June 30, 2022.